BUSINESS COMBINATIONS (Narrative) (Details) ₪ in Thousands, $ in Thousands, $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 01, 2021 CAD ($)	Dec. 01, 2021 ILS (₪)	Jun. 30, 2022 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 ILS (₪)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($) [1]	Mar. 31, 2023 ILS (₪)	Jun. 30, 2022 ILS (₪)	Jun. 30, 2022 USD ($)	Dec. 01, 2021 ILS (₪)
Disclosure of detailed information about business combination [line items]
Revenues						$ 48,804	$ 54,335	$ 34,053
Net loss						$ (10,228)	(191,301)	$ (18,518)
Oranim Pharm [Member]
Disclosure of detailed information about business combination [line items]
Percentage of acquisition	51.00%	51.00%
Total purchase price	$ 4,900											₪ 11,900
Accrued purchased consideration			$ 2,003
Cash consideration of business combination	$ 2,100	₪ 5,200		$ 2,100	₪ 5,200
Value of common shares issued in business combination				$ 700					₪ 1,500	₪ 5,200	$ 2,100
Revenues							1,410
Net loss							$ 46
Percentage of discount on Put option exercise price in first 12 months						15.00%
Percentage of extra agreed value on Call option exercise price in first 12 months						15.00%
Percentage of discount on Put option exercise price in next 12 months						10.00%
Percentage of extra agreed value on Call option exercise price in next 12 months						10.00%
Percentage of discount on Put option exercise price in last 12 months						2.50%
Percentage of extra agreed value on Call option exercise price in last 12 months						2.50%

[1]	Reclassified in respect of discontinued operations - see Note 25.